INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Intellectual property rights and others(1)	29,428	22,424	3,072
Licensed software	12,319	8,724	1,195
Less: accumulated amortization	(18,502)	(14,719)	(2,016)
Intangible assets, net	23,245	16,429	2,251
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.